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COVER LETTER


PRESTON|GATES|ELLIS LLP




                                November 4, 2004


Maryse Mills-Apenteng, Esq.
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Mail Stop 4-6
Washington, D.C.  20549

         Re:      Literary Playpen, Inc.
                  Information Statement on Schedule 14C
                  File No. 0-29519

Dear Ms. Mills-Apenteng:

         On behalf of our client, Literary Playpen, Inc., we are providing you with this letter in connection with the Company's filing of its Definitive 14C Information Statement. The Information Statement has been revised in accordance with the comments provided by way of your letter dated October 22, 2004. The sixth paragraph on page 6 of the Information Statement has been added in response to your comment. There has also been a small revision made to the first sentence of the seventh paragraph on page 6 in response to your comment as well. Other than to complete the dates of mailing and effective shareholder action, there have been no other changes made to the Information Statement other than to correct the Company's telephone number.

         Please do not hesitate to contact the undersigned with any questions or comments at (949) 623-3518.

                                                     Very truly yours,

                                                     PRESTON GATES & ELLIS LLP


                                                     By /s/ Daniel K. Donahue
                                                        -----------------------
                                                         Daniel K. Donahue